STOCKHOLDERS DEFICIT (Details 3) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Warrants outstanding, beginning	28,324,275	46,016,840
Issuances	3,437,300	11,270,013
Canceled/expired	1,729,662	(70)
Exercised	0
Exchanged in debt restructuring		(28,962,508)
Warrants outstanding, ending	30,031,913	28,324,275